Quantified Managed Income Fund Investor Class Shares QBDSX Advisor Class Shares QBDAX	Quantified STF Fund Investor Class Share QSTFX Advisor Class Shares QSTAX
Quantified Alternative Investment Fund Investor Class Shares QALTX Advisor Class Shares QALAX	Quantified Evolution Plus Fund Investor Class Shares QEVOX Advisor Class Shares QEVAX
Quantified Tactical Fixed Income Fund Investor Class Shares QFITX Advisor Class Shares QTSAX	Quantified Pattern Recognition Fund Investor Class Shares QSPMX Advisor Class Shares QSPAX
Quantified Common Ground Fund Investor Class Shares QCGDX Advisor Class Shares QCGAX	Quantified Government Income Tactical Fund Investor Class Shares QGITX Advisor Class Shares QGATX

Supplement dated April 9, 2026
to the Prospectus and the Statement of Additional Information
Dated November 1, 2025

For the Quantified Funds listed above, the Funds’ Summary Prospectuses, Prospectus, and Statement of Additional Information each dated November 1, 2025, have each been superseded by a more-recent version dated April 3, 2026. References to these Funds in the combined Prospectus and combined Statement of Additional Information each dated November 1, 2025, should be disregarded.

This supplement should be read in conjunction with the relevant Prospectus and Statement of Additional Information and should be retained for future reference.